Significant Contracts (Details Textual) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Gross			$ 2,191,000				$ 3,428,000	$ 2,191,000
Royalty Agreement With QVC [Member]
Royalty Revenue	1,992,000	1,900,000		3,984,000	3,800,000		7,700,000
Revenue from Royalty, Percentage	62.00%	67.00%		62.00%	67.00%		59.00%
Accounts Receivable, Gross	1,901,000		1,800,000	1,901,000			1,901,000	1,800,000
Accounts Receivables, Percentage	51.00%		82.00%	51.00%			55.00%	82.00%
Royalty Agreement With LCNY [Member]
Royalty Revenue	500,000	375,000		1,000,000	750,000		1,700,000	400,000
Revenue from Royalty, Percentage	16.00%	13.00%	13.00%	16.00%	13.00%	28.00%	13.00%
Accounts Receivable, Gross	$ 1,397,000		$ 400,000	$ 1,397,000		$ 2,500,000	$ 699,000	$ 400,000
Accounts Receivables, Percentage	38.00%		18.00%	38.00%			20.00%	18.00%